Shareholders' Equity - Summary of Ordinary Shares, and Deferred Shares Issued (Details) - shares	Sep. 30, 2022	Dec. 31, 2021
Class Of Stock [Line Items]
Ordinary shares	64,974,850	35,854,591
Total ordinary and deferred shares	64,998,954	35,966,669
Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares	64,974,850	35,854,591
Deferred Shares of £0.00001 Par Value
Class Of Stock [Line Items]
Deferred shares	24,103	112,077
Deferred Shares of £0.001 Par Value
Class Of Stock [Line Items]
Deferred shares	1	1